Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000127983
Shareholder Report [Line Items]
Fund Name	Sarofim Equity Fund
Trading Symbol	SRFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class of the Sarofim Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.sarofim.com/u-s-mutual-funds/. You can also request this information by contacting us at 1-855-727-6346.
Additional Information Phone Number	1-855-727-6346
Additional Information Website	https://www.sarofim.com/u-s-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sarofim Equity Fund, Retail Class	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The S&P 500 Index gained 25% as an initially cautious outlook turned optimistic as the year progressed. The optimistic outlook that evolved over the year was driven by a resilient U.S. economy, the Federal Reserve’s (the “Fed”) pivot towards monetary easing policies, steady corporate earnings growth, and a change in political leadership that investors perceived will prolong the economic expansion.

After robust equity market expansion in 2023, weak jobs data began to show the adverse impacts that elevated interest rates had on the U.S. economy. This prompted the Fed to shift its focus to monetary easing to support the weakening economy by cutting the Federal Funds Rate by a total of 100 bps, lowering its target rate to 4.25-4.50%.

Corporate earnings reflected sustained growth in 2024. Management commentaries across these reports highlighted two persistent themes: the impacts of a “cautious” consumer who sought out lower priced items, and elevated levels of investments in artificial intelligence infrastructure to meet burgeoning demand.

A busy election year concluded in November with Donald Trump’s U.S presidential election win. Investors cheered on the prospects of corporate tax cuts and deregulation as positive for corporate earnings and economic growth.

The Sarofim Equity Fund trailed the Index in the period due to a negative stock selection effect. The Fund’s strategic underweight of the real estate and utilities sector resulted in positive allocation effects, which supported relative performance. Within the materials sector, an underweight allocation and a positive selection effect contributed positively to results in the period.

Conversely, negative selection effects in the information technology and consumer discretionary sectors led to relative under performance against the Index. The Fund’s relative underweight in the communication services sector led to a negative allocation effect, while its holdings trailed the broader sector and contributed a negative selection effect.

The top contributors to relative performance include Amazon, Apple, Microsoft, Alphabet, and Intuitive Surgical.

The top detractors from relative performance include LVMH, Adobe, Nike, Zoetis, and Eli Lilly.

We anticipate heightened focus on both the implications of new political leadership around the world and changes in global central bank policies in the coming quarters. Over the past year, the world’s major central banks have pivoted towards monetary easing, choosing to focus on supporting economic stability after years spent battling inflation through higher rates. We expect that monetary policies will continue to be accommodative as central banks move towards neutral rates, facilitating conditions supportive of growth.

The Sarofim Equity Fund’s investment philosophy remains disciplined during periods of economic and political change. While government policies might change, we remain steadfast in seeking out high quality industry leaders that are headed by exceptional management teams, demonstrate the ability to grow earnings, and maintain strong balance sheets throughout economic cycles. Companies with these characteristics may be able to better adapt and take advantage of changing policies, while being financially sound enough to absorb any potential shocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sarofim Equity Fund, Retail Class - $29177	S&P 500 Index (TR) - $34254
Dec/14	$10000	$10000
Dec/15	$9658	$10138
Dec/16	$10387	$11351
Dec/17	$13069	$13829
Dec/18	$12177	$13223
Dec/19	$16507	$17386
Dec/20	$20522	$20585
Dec/21	$26189	$26494
Dec/22	$21203	$21696
Dec/23	$25740	$27399
Dec/24	$29177	$34254

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Sarofim Equity Fund, Retail Class	13.35%	12.07%	11.30%
S&P 500 Index (TR)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 101,446,298
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 467,115
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$101,446,298	47	$467,115	13%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Canada	1.0%
United Kingdom	1.7%
Netherlands	1.7%
Taiwan	2.1%
Denmark	2.4%
France	2.4%
United States	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	8.4%
Amazon.com	7.3%
Apple	6.7%
Alphabet, Cl C	4.7%
Visa, Cl A	3.9%
NVIDIA	3.8%
UnitedHealth Group	3.5%
Intuitive Surgical	3.5%
Texas Instruments	3.5%
BlackRock Funding	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-727-6346
Updated Prospectus Web Address	https://www.sarofim.com/u-s-mutual-funds/